OTHER ASSETS AND OTHER LIABILITIES (Details Textual) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax		S/ (59,709)	S/ (16,724)	S/ 50,273
Investments in associates		708,873	699,724
Gross carrying amount [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Transfer from (to) inventories and owner-occupied property, investment property	[1]	66,856	0
Disposals, investment property		(38,157)	(20)
Accumulated depreciation and amortization [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		(6,072)	3
Depreciation, investment property		6,440	4,369
Land and buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		68,500
Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		34,500
Land [Member] | Gross carrying amount [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Transfer from (to) inventories and owner-occupied property, investment property	[1]	0
Disposals, investment property		(27,419)
Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		34,000
Buildings [member] | Gross carrying amount [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Transfer from (to) inventories and owner-occupied property, investment property	[1]	66,856
Disposals, investment property		(10,738)
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		(6,072)
Depreciation, investment property		4,500
Pacifico Seguros [Member] | Panorama trust [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Transfer from (to) inventories and owner-occupied property, investment property		66,900
Pacifico EPS [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Investments in associates		510,900	490,100
Carlyle peru [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Investments in associates		144,100	145,800
Revoked hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax		7,400	S/ 13,100
Av Nicolas Duenas [Member] | Pacifico Vida [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Rental income		21,900
Ex Fundo Marquez [Member] | Pacifico Seguros [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		60,900
Av. Guardia Civil [Member] | Pacifico Seguros [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		S/ 95,700

[1]	In order to consolidate the real estate projects, mainly of offices, during the year 2017, Pacífico Seguros liquidated the trust of the “Panorama” building located at Av. Juan de Arona N° 830 for a total amount of S/66.9 million.